UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2021

                            Scudder Securities Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Small Company Value Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                  Shares                      Value ($)
                                                                       ------------------------------------------------


Common Stocks 97.3%
Consumer Discretionary 12.7%
Auto Components 1.5%
Goodyear Tire & Rubber Co.*                                                      196,600                     2,333,642
Tenneco Automotive, Inc.*                                                        192,000                     2,463,360
                                                                                                          ------------
                                                                                                             4,797,002

Distributors 0.4%
Handleman Co.                                                                     75,500                     1,309,925
                                                                                                          ------------
Hotels Restaurants & Leisure 3.5%
Argosy Gaming Co.*                                                                77,100                     3,541,974
Bob Evans Farms, Inc.                                                             79,300                     1,617,720
Jack in the Box, Inc.*                                                           122,300                     4,471,288
Ryan's Restaurant Group, Inc.*                                                   129,300                     1,639,524
                                                                                                          ------------
                                                                                                            11,270,506

Household Durables 1.0%
American Greetings Corp. "A"                                                     100,100                     2,267,265
WCI Communities, Inc.*                                                            35,800                     1,003,474
                                                                                                          ------------
                                                                                                             3,270,739

Internet & Catalog Retail 0.2%
Priceline.com, Inc.*                                                              28,200                       715,152
                                                                                                          ------------
Media 0.6%
Journal Communications, Inc. "A"                                                  95,700                     1,473,780
Scholastic Corp.*                                                                 17,600                       613,360
                                                                                                          ------------
                                                                                                             2,087,140

Specialty Retail 2.8%
Stage Stores, Inc.*                                                               92,400                     3,494,568
Too, Inc.*                                                                       134,400                     3,092,544
Zales Corp.*                                                                      99,200                     2,681,376
                                                                                                          ------------
                                                                                                             9,268,488

Textiles, Apparel & Luxury Goods 2.7%
Skechers USA, Inc. "A"*                                                          192,800                     2,359,872
The Warnaco Group, Inc.*                                                          49,400                     1,109,524
UniFirst Corp.                                                                    21,100                       789,984
Wolverine World Wide, Inc.                                                       217,250                     4,408,002
                                                                                                          ------------
                                                                                                             8,667,382

Consumer Staples 3.0%
Food & Staples Retailing 0.4%
Nash-Finch Co.                                                                    39,200                     1,386,504
                                                                                                          ------------
Food Products 2.6%
Corn Products International, Inc.                                                 82,200                     1,810,044
Flowers Foods, Inc.                                                              104,750                     3,020,990
Lance, Inc.                                                                       79,700                     1,313,456
Sanderson Farms, Inc.                                                             64,300                     2,330,232
                                                                                                          ------------
                                                                                                             8,474,722

Energy 7.8%
Oil, Gas & Consumable Fuels
Cimarex Energy Co.*                                                               35,800                     1,270,900
Forest Oil Corp.*                                                                 33,600                     1,294,608
Houston Exploration Co.*                                                          94,800                     4,829,112
Magnum Hunter Resources, Inc.*                                                    94,400                     1,362,192
Meridian Resource Corp.*                                                         391,500                     1,581,660
Overseas Shipholding Group, Inc.                                                  88,900                     5,016,627
St. Mary Land & Exploration Co.                                                  145,800                     3,163,860
Stone Energy Corp.*                                                               44,400                     1,995,336
Swift Energy Co.*                                                                 63,800                     1,679,854
Tel Offshore Trust                                                                 2,056                        15,112
Tesoro Petroleum Corp.*                                                           90,300                     3,425,982
                                                                                                          ------------
                                                                                                            25,635,243

Financials 32.0%
Banks 13.0%
BankAtlantic Bancorp., Inc. "A"                                                  152,500                     2,601,650
BankUnited Financial Corp. "A"                                                   160,700                     3,837,516
Commercial Capital Bancorp., Inc.                                                163,500                     2,581,665
Downey Financial Corp.                                                            43,500                     2,815,755
FirstFed Financial Corp.*                                                        108,200                     5,478,166
Hancock Holding Co.                                                               81,400                     2,427,348
IBERIABANK Corp.                                                                  11,000                       626,890
MAF Bancorp., Inc.                                                                80,800                     3,262,704
NetBank, Inc.                                                                     55,300                       454,013
Old National Bancorp.                                                             51,870                       990,198
Pacific Capital Bancorp.                                                         108,566                     3,129,958
PFF Bancorp., Inc.                                                                19,050                       531,876
Sandy Spring Bancorp., Inc.                                                       22,350                       694,191
Silicon Valley Bancshares*                                                        74,300                     3,521,820
Texas Regional Bancshares, Inc. "A"                                              127,935                     3,565,548
UMB Financial Corp.                                                               19,135                     1,035,778
United Bankshares, Inc.                                                           56,200                     1,720,844
Westamerica Bancorp.                                                              64,100                     3,201,154
                                                                                                          ------------
                                                                                                            42,477,074

Consumer Finance 0.7%
Cash America International, Inc.                                                 144,500                     2,145,825
                                                                                                          ------------
Diversified Financial Services 0.4%
CharterMac                                                                        29,500                       616,550
MCG Capital Corp.                                                                 48,600                       749,898
                                                                                                          ------------
                                                                                                             1,366,448

Insurance 4.7%
LandAmerica Financial Group, Inc.                                                 94,700                     4,697,120
Philadelphia Consolidated Holding Corp.*                                          69,600                     5,220,000
Stewart Information Services Corp.                                               114,500                     4,124,290
The Midland Co.                                                                   38,100                     1,196,340
                                                                                                          ------------
                                                                                                            15,237,750

Real Estate 13.2%
American Financial Realty Trust (REIT)                                           107,800                     1,652,574
Amli Residential Properties Trust (REIT)                                          35,800                       999,536
Anthracite Capital, Inc. (REIT)                                                   88,300                       981,013
Anworth Mortgage Asset Corp. (REIT)                                               38,100                       355,473
Brandywine Realty Trust (REIT)                                                    49,800                     1,409,340
Capital Automotive (REIT)                                                         19,200                       652,416
CarrAmerica Realty Corp. (REIT)                                                   53,500                     1,767,640
Colonial Properties Trust (REIT)                                                  26,000                     1,004,900
Commercial Net Lease Realty (REIT)                                                63,700                     1,209,026
Cousins Properties, Inc. (REIT)                                                   35,500                       958,500
CRT Properties, Inc. (REIT)                                                       45,900                     1,059,831
Equity Lifestyle Properties, Inc. (REIT)                                          22,600                       827,160
Essex Property Trust, Inc. (REIT)                                                 18,800                     1,427,860
FelCor Lodging Trust, Inc. (REIT)*                                                80,800                       988,992
First Industrial Realty Trust, Inc. (REIT)                                        41,700                     1,592,940
Gables Residential Trust (REIT)                                                   34,400                     1,260,760
Glimcher Realty Trust (REIT)                                                      38,700                       974,079
Healthcare Realty Trust, Inc. (REIT)                                              46,900                     1,810,809
Heritage Property Investment Trust (REIT)                                         36,600                     1,127,280
Highwoods Properties, Inc. (REIT)                                                 56,500                     1,589,345
Home Properties, Inc. (REIT)                                                      35,900                     1,502,415
Impac Mortgage Holdings, Inc. (REIT)                                              73,000                     1,337,360
Jones Lang LaSalle, Inc.*                                                         67,100                     2,516,250
Kilroy Realty Corp. (REIT)                                                        33,200                     1,448,516
Lexington Corporate Properties Trust (REIT)                                       56,600                     1,300,668
MFA Mortgage Investments, Inc. (REIT)                                            108,000                       775,440
Nationwide Health Properties, Inc. (REIT)                                         68,500                     1,467,955
Prentiss Properties Trust (REIT)                                                  44,800                     1,488,256
Realty Income Corp. (REIT)                                                        74,400                     1,793,784
Redwood Trust, Inc. (REIT)                                                        21,100                     1,057,532
Sovran Self Storage, Inc. (REIT)                                                  26,500                     1,132,875
Sun Communities, Inc. (REIT)                                                      27,400                       954,890
Taubman Centers, Inc. (REIT)                                                      40,600                     1,201,760
Trustreet Properties, Inc. (REIT)                                                 36,800                       575,552
Washington Real Estate Investment Trust (REIT)                                    36,100                     1,076,141
                                                                                                          ------------
                                                                                                            43,278,868

Health Care 5.2%
Health Care Equipment & Supplies 1.9%
Haemonetics Corp.*                                                                96,000                     4,105,920
Sybron Dental Specialties, Inc.*                                                  54,300                     2,022,675
                                                                                                          ------------
                                                                                                             6,128,595

Health Care Providers & Services 1.9%
Chemed Corp.                                                                       8,500                       602,140
Genesis HealthCare Corp.*                                                         21,800                       869,820
Kindred Healthcare, Inc.*                                                         88,200                     2,901,780
RehabCare Group, Inc.*                                                            56,100                     1,684,122
                                                                                                          ------------
                                                                                                             6,057,862

Pharmaceuticals 1.4%
Alpharma, Inc. "A"                                                               263,000                     2,482,720
Perrigo Co.                                                                      121,400                     2,224,048
                                                                                                          ------------
                                                                                                             4,706,768

Industrials 14.4%
Aerospace & Defense 1.3%
Moog, Inc. "A"*                                                                  147,000                     4,382,070
                                                                                                          ------------
Building Products 2.9%
Eagle Materials, Inc.                                                             31,500                     2,370,375
Griffon Corp.*                                                                   129,000                     2,475,510
Jacuzzi Brands, Inc.*                                                            205,500                     1,859,775
USG Corp.*                                                                        68,800                     2,888,912
                                                                                                          ------------
                                                                                                             9,594,572

Commercial Services & Supplies 2.5%
Consolidated Graphics, Inc.*                                                      80,200                     3,681,180
Geo Group, Inc.*                                                                  12,200                       320,372
NCO Group, Inc.*                                                                  26,800                       499,284
Nu Skin Enterprises, Inc. "A"                                                    139,900                     3,077,800
School Specialty, Inc.*                                                           13,100                       486,141
                                                                                                          ------------
                                                                                                             8,064,777

Construction & Engineering 1.2%
Dycom Industries, Inc.*                                                           75,300                     1,751,478
EMCOR Group, Inc.*                                                                23,800                     1,063,384
Quanta Services, Inc.*                                                           151,400                     1,208,172
                                                                                                          ------------
                                                                                                             4,023,034

Electrical Equipment 0.2%
Woodward Governor Co.                                                              7,800                       550,368
                                                                                                          ------------
Industrial Conglomerates 1.0%
Tredegar Corp.                                                                   191,000                     3,105,660
                                                                                                          ------------
Machinery 2.8%
Kennametal, Inc.                                                                  93,900                     4,253,670
Terex Corp.*                                                                      95,500                     3,569,790
Wabash National Corp.                                                             52,400                     1,336,200
                                                                                                          ------------
                                                                                                             9,159,660

Marine 0.2%
Kirby Corp.*                                                                      19,000                       774,060
                                                                                                          ------------
Road & Rail 1.3%
Arkansas Best Corp.                                                               75,900                     2,393,127
Swift Transportation Co., Inc.*                                                   58,800                     1,254,204
Werner Enterprises, Inc.                                                          36,200                       672,596
                                                                                                          ------------
                                                                                                             4,319,927

Trading Companies & Distributors 1.0%
United Rentals, Inc.*                                                            173,300                     3,186,987
                                                                                                          ------------
Information Technology 8.3%
Communications Equipment 1.2%
Brocade Communications Systems, Inc.*                                            449,800                     1,961,128
CommScope, Inc.*                                                                 139,900                     1,975,388
                                                                                                          ------------
                                                                                                             3,936,516

Computers & Peripherals 1.0%
Komag, Inc.*                                                                      86,400                     2,032,128
PalmOne, Inc.*                                                                    56,300                     1,206,509
                                                                                                          ------------
                                                                                                             3,238,637

Electronic Equipment & Instruments 1.7%
Agilysys, Inc.                                                                    77,200                     1,020,584
MTS Systems Corp.                                                                 79,200                     2,293,632
Rofin-Sinar Technologies, Inc.*                                                   71,800                     2,119,536
                                                                                                          ------------
                                                                                                             5,433,752

IT Consulting & Services 1.9%
BISYS Group, Inc.*                                                               245,000                     3,459,400
eFunds Corp.*                                                                    132,500                     2,896,450
                                                                                                          ------------
                                                                                                             6,355,850

Semiconductors & Semiconductor Equipment 0.9%
Emulex Corp.*                                                                     38,000                       590,140
Photronics, Inc.*                                                                154,700                     2,459,730
                                                                                                          ------------
                                                                                                             3,049,870

Software 1.6%
Borland Software Corp.*                                                           88,200                       512,442
Internet Security Systems, Inc.*                                                  38,200                       742,990
Parametric Technology Corp.*                                                     505,800                     2,690,856
THQ, Inc.*                                                                        53,600                     1,351,792
                                                                                                          ------------
                                                                                                             5,298,080

Materials 7.5%
Chemicals 2.2%
Cambrex Corp.                                                                     18,100                       343,900
Compass Minerals International, Inc.                                              24,000                       579,600
Georgia Gulf Corp.                                                               102,300                     3,775,893
Terra Industries, Inc.*                                                          360,000                     2,484,000
                                                                                                          ------------
                                                                                                             7,183,393

Containers & Packaging 2.7%
AptarGroup, Inc.                                                                  13,700                       660,751
Crown Holdings, Inc.*                                                            212,000                     3,190,600
Longview Fibre Co.                                                                54,900                     1,014,552
Myers Industries, Inc.                                                            43,307                       416,180
Silgan Holdings, Inc.                                                             57,600                     3,523,968
                                                                                                          ------------
                                                                                                             8,806,051

Metals & Mining 2.2%
Carpenter Technology Corp.                                                        20,600                     1,139,180
MascoTech, Inc.*                                                                  90,800                             0
NS Group, Inc.*                                                                   49,000                     1,409,240
Quanex Corp.                                                                      93,550                     4,720,533
                                                                                                          ------------
                                                                                                             7,268,953

Paper & Forest Products 0.4%
Pope & Talbot, Inc.                                                               86,600                     1,130,130
                                                                                                          ------------
Telecommunication Services 0.3%
Diversified Telecommunication Services
General Communication, Inc. "A"*                                                 103,600                       874,384
                                                                                                          ------------
Utilities 6.1%
Electric Utilities 1.2%
PNM Resources, Inc.                                                              148,850                     4,115,703
                                                                                                          ------------
Gas Utilities 3.7%
Energen Corp.                                                                     97,700                     6,052,515
New Jersey Resources Corp.                                                        83,350                     3,614,056
Northwest Natural Gas Co.                                                         47,900                     1,700,450
Piedmont Natural Gas Co., Inc.                                                    27,100                       621,945
                                                                                                          ------------
                                                                                                            11,988,966

Multi-Utilities 1.2%
Avista Corp.                                                                     232,100                     3,896,959
                                                                                                          ------------

Total Common Stocks (Cost $284,832,239)                                                                    318,020,352
                                                                                                          ------------
                                                                               Principal
                                                                               Amount ($)                     Value ($)
                                                                               ----------                     ---------

US Government Backed 0.2%
US Treasury Bills, 2.869%**, 7/21/2005 (Cost $784,389) (b)                       790,000                       785,138
                                                                                                          ------------

                                                                                  Shares                      Value ($)
                                                                                  ------                      ---------

Closed End Investment Company 0.2%
Apollo Investment Corp.
(Cost $573,181)                                                                   36,100                       572,546
                                                                                                          ------------
Cash Equivalents 2.4%
Scudder Cash Management QP Trust 2.81% (a)
(Cost $8,036,672)                                                              8,036,672                     8,036,672
                                                                                                          ------------

                                                                                    % of
                                                                              Net Assets                      Value ($)
                                                                              ----------                      ---------

Total Investment Portfolio  (Cost $294,226,481)                                    100.1                   327,414,708
Other Assets and Liabilities, Net                                                   -0.1                      -433,008
                                                                                                          ------------
Net Assets                                                                         100.0                   326,981,700
                                                                                                          ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at the time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At April 30, 2005, this security has been pledged in whole or in part, to cover initial margin requirements for open futures contracts.

At April 30, 2005, open futures contracts purchased were as follows:

                      Expiration              Aggregate                     Unrealized
Futures                  Date    Contracts  Face Value ($)    Value ($)   Depreciation($)
-------------------------------------------------------------------------------------------
Russell 2000
Index                 6/16/2005     30           9,242,636     8,713,500          (529,136)
-------------------------------------------------------------------------------------------

REIT:  Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Small Company Value Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Small Company Value Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005